Property and Equipment - Schedule of Property And Equipment (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,511	$ 17,344	$ 16,357
Accumulated depreciation	(5,674)	(5,253)	(3,573)
Property and equipment, net	11,837	12,091	12,784
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,874	$ 10,594	9,518
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years	10 years
Computers And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years	3 years
Property and equipment, gross	$ 1,338	$ 1,312	1,285
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 212	$ 212	181
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	6 years	6 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years	10 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years	5 years
Property and equipment, gross	$ 89	$ 89	89
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years	5 years
Property and equipment, gross	$ 206	$ 206	206
Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,792	$ 4,931	$ 5,078